Significant Accounting Policies - Movements of the allowance for expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance for Doubtful Accounts
Balance at January 1	¥ 283,993		¥ 219,201	¥ 305,535
(Reversal)/Provisions	27,754	$ 3,969	109,801	(16,000)
Write-offs	(94,834)		(45,009)	(70,334)
Balance at December 31	¥ 216,913		¥ 283,993	¥ 219,201